Document and Entity Information	Jun. 10, 2020
Cover [Abstract]
Entity Registrant Name	HORIZON BANCORP INC /IN/
Amendment Flag	false
Entity Central Index Key	0000706129
Document Type	8-K
Document Period End Date	Jun. 10, 2020
Entity Incorporation State Country Code	IN
Entity File Number	000-10792
Entity Tax Identification Number	35-1562417
Entity Address, Address Line One	515 Franklin Street
Entity Address, City or Town	Michigan City
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46360
City Area Code	(219)
Local Phone Number	879-0211
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	HBNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false